UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-01582

THE ENTERPRISE GROUP OF FUNDS, INC.

(Exact name of registrant as specified in charter)

3343 Peachtree Road

Atlanta, Georgia 30326

(Address of principal executive offices)

Patricia Louie

Vice President and Associate General Counsel

AXA Equitable Life Insurance Company

1290 Avenue of the Americas

New York, New York

Copies to:

ARTHUR J. BROWN, ESQ.

Kirkpatrick & Lockhart Nicholson Graham LLP

1601 K Street, N.W.

Washington, D.C. 20006

Telephone: (202) 778-9000

Registrant’s telephone number, including area code: (800) 432-4320

Date of fiscal year end: October 31

Date of reporting period: November 1, 2006 – April 30, 2007

Item 1.	Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

The Enterprise Group of

Funds, Inc.

2007 Certified

Semi-Annual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semi-annual shareholder reports fully and fairly represents their financial position.

THE ENTERPRISE GROUP OF FUNDS, INC. SEMI-ANNUAL REPORT

April 30, 2007

AXA ENTERPRISE GROWTH FUND

Distribution of Assets as of 4/30/07	% of Net Assets
Information Technology	27.6%
Consumer Staples	19.8
Health Care	13.0
Industrials	11.3
Energy	11.0
Consumer Discretionary	8.8
Financials	7.6
Cash and Other	0.9

Total	100.0%

UNDERSTANDING YOUR EXPENSES :

As a shareholder of the Fund, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B and Class C shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/06	Ending Account Value 4/30/07	Expenses Paid During Period* 11/1/06-4/30/07
Class A

Actual	$1,000.00	$1,054.50	$8.15
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.86	8.00

Class B

Actual	1,000.00	1,051.30	10.94
Hypothetical (5% average annual return before expenses)	1,000.00	1,014.13	10.74

Class C

Actual	1,000.00	1,051.20	10.93
Hypothetical (5% average annual return before expenses)	1,000.00	1,014.13	10.74

Class Y

Actual	1,000.00	1,056.80	5.86
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.09	5.76

*	Expenses are equal to the Fund’s Class A, Class B, Class C and Class Y shares annualized expense ratios (after any contractual waivers and reimbursements, if applicable) of 1.60%, 2.15%, 2.15% and 1.15%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA ENTERPRISE MERGERS AND ACQUISITIONS FUND

Distribution of Assets as of 4/30/07	% of Net Assets
Consumer Discretionary	19.5%
Industrials	12.8
Energy	9.0
Utilities	8.9
Health Care	8.6
Consumer Staples	8.3
Materials	6.4
Financials	5.9
Telecommunication Services	4.0
Information Technology	3.4
Cash and Other	13.2

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B and Class C shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/06	Ending Account Value 4/30/07	Expenses Paid During Period* 11/1/06 - 4/30/07
Class A

Actual	$1,000.00	$1,074.20	$8.64
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.46	8.40

Class B

Actual	1,000.00	1,072.10	11.46
Hypothetical (5% average annual return before expenses)	1,000.00	1,013.74	11.13

Class C

Actual	1,000.00	1,071.20	11.45
Hypothetical (5% average annual return before expenses)	1,000.00	1,013.74	11.13

Class Y

Actual	1,000.00	1,077.20	6.33
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.70	6.16

*	Expenses are equal to the Fund’s Class A, Class B, Class C and Class Y shares annualized expense ratios (after any contractual waivers and reimbursements, if applicable) of 1.68%, 2.23%, 2.23% and 1.23%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

THE ENTERPRISE GROUP OF FUNDS, INC.

AXA ENTERPRISE GROWTH FUND

PORTFOLIO OF INVESTMENTS

April 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (8.8%)
Hotels, Restaurants & Leisure (3.6%)
McDonald’s Corp.	308,500	$14,894,380
Starbucks Corp.*^	589,800	18,295,596

		33,189,976

Media (2.1%)
McGraw-Hill Cos., Inc	298,500	19,560,705

Multiline Retail (1.1%)
Kohl’s Corp.*^	134,600	9,965,784

Textiles, Apparel & Luxury Goods (2.0%)
NIKE, Inc., Class B	347,900	18,737,894

Total Consumer Discretionary		81,454,359

Consumer Staples (19.8%)
Beverages (7.4%)
Coca-Cola Co.	607,300	31,694,987
PepsiCo, Inc.	561,800	37,129,362

		68,824,349

Food & Staples Retailing (5.6%)
Costco Wholesale Corp.^	447,300	23,961,861
Walgreen Co.	640,200	28,104,780

		52,066,641

Household Products (6.8%)
Colgate-Palmolive Co.	271,900	18,418,506
Procter & Gamble Co.	684,044	43,990,870

		62,409,376

Total Consumer Staples		183,300,366

Energy (11.0%)
Energy Equipment & Services (9.2%)
Baker Hughes, Inc.	288,000	23,152,320
Halliburton Co.^	745,900	23,697,243
Schlumberger Ltd.	516,700	38,147,961

		84,997,524

Oil, Gas & Consumable Fuels (1.8%)
Devon Energy Corp.	230,300	16,781,961

Total Energy		101,779,485

Financials (7.6%)
Capital Markets (1.4%)
Merrill Lynch & Co., Inc.	148,800	13,426,224

Consumer Finance (3.8%)
American Express Co.	574,788	34,872,388

Insurance (2.4%)
American International Group, Inc.	324,000	22,650,840

Total Financials		70,949,452

Health Care (13.0%)
Biotechnology (4.4%)
Genentech, Inc.*	390,500	31,236,095
Gilead Sciences, Inc.*	117,500	9,602,100

		40,838,195

Health Care Equipment & Supplies (3.5%)
Stryker Corp.^	508,600	33,028,484

Pharmaceuticals (5.1%)
Abbott Laboratories	575,300	32,573,486
Allergan, Inc.	41,600	5,041,920
Novartis AG (ADR)	165,500	9,613,895

		47,229,301

Total Health Care		121,095,980

Industrials (11.3%)
Air Freight & Logistics (1.3%)
FedEx Corp.	113,600	$11,977,984

Electrical Equipment (3.0%)
Emerson Electric Co.	605,400	28,447,746

Industrial Conglomerates (4.6%)
General Electric Co	1,156,700	42,635,962

Machinery (2.4%)
Caterpillar, Inc.	302,200	21,945,764

Total Industrials		105,007,456

Information Technology (27.6%)
Communications Equipment (8.5%)
Cisco Systems, Inc.*	527,000	14,091,980
QUALCOMM, Inc.	858,100	37,584,780
Research In Motion Ltd.*	208,300	27,408,114

		79,084,874

Computers & Peripherals (6.8%)
Apple Inc.*	310,300	30,967,940
Hewlett-Packard Co.	758,300	31,954,762

		62,922,702

Internet Software & Services (5.8%)
eBay, Inc.*	382,200	12,971,868
Google, Inc., Class A*	85,490	40,298,276

		53,270,144

IT Services (3.2%)
Paychex, Inc.	794,000	29,457,400

Semiconductors & Semiconductor Equipment (1.3%)
Intel Corp.	570,600	12,267,900

Software (2.0%)
Electronic Arts, Inc.*	370,500	18,676,905

Total Information Technology		255,679,925

Total Common Stocks (99.1%)
(Cost $795,804,637)		919,267,023

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (3.1%)
Bear Stearns Cos., Inc., Repurchase Agreement 5.31%, 5/1/07 (r)	$28,592,663	28,592,663

Time Deposits (0.5%)
JPMorgan Chase Nassau 4.74%, 5/1/07	4,625,095	4,625,095

Total Short-Term Investments (3.6%)
(Amortized Cost $33,217,758)		33,217,758

Total Investments (102.7%)
(Cost/Amortized Cost $829,022,395)		952,484,781
Other Assets Less Liabilities (-2.7%)		(24,639,130)

Net Assets (100%)		$927,845,651

THE ENTERPRISE GROUP OF FUNDS, INC.

AXA ENTERPRISE GROWTH FUND

PORTFOLIO OF INVESTMENTS (Concluded)

April 30, 2007 (Unaudited)

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the statement of net assets (See Note 1).

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the six months ended April 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$305,627,365

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$547,903,654

As of April 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$129,716,378
Aggregate gross unrealized depreciation	(6,525,108)

Net unrealized appreciation	$123,191,270

Federal income tax cost of investments	$829,293,511

At April 30, 2007, the Fund had loaned securities with a total value of $31,168,627 which was secured by collateral of $28,592,663 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $3,372,583 was received in the form of short-term pooled securities, which the portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

For the six months ended April 30, 2007, the Fund incurred approximately $7,272 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

The Fund has a net capital loss carryforward of $91,094,666 of which $30,354,133 expires in the year 2010, $60,740,533 expires in the year 2011.

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

AXA ENTERPRISE MERGERS AND ACQUISITIONS FUND

PORTFOLIO OF INVESTMENTS

April 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (19.5%)
Auto Components (0.3%)
Beru AG	16,000	$1,883,897
Dana Corp.*	50,000	50,000
Modine Manufacturing Co.	15,000	346,950
Proliance International, Inc.*^	4,713	17,344
Tenneco, Inc.*	2,000	59,900

		2,358,091

Diversified Consumer Services (0.8%)
Career Education Corp.*	10,000	295,400
Vertrue, Inc.*	125,000	5,915,000

		6,210,400

Hotels, Restaurants & Leisure (7.0%)
Boyd Gaming Corp	20,000	910,000
CBRL Group, Inc.^	5,000	222,900
Churchill Downs, Inc.	42,000	1,960,980
Dover Downs Gaming & Entertainment, Inc.^	5,000	65,050
Dover Motorsports, Inc.^	100,000	561,000
Four Seasons Hotels, Inc.^†	250,000	20,500,000
Gaylord Entertainment Co.*	20,000	1,096,000
Harrah’s Entertainment, Inc.	160,000	13,648,000
Hilton Hotels Corp.	125,000	4,250,000
Ladbrokes plc.	275,500	2,237,451
OSI Restaurant Partners, Inc.	120,000	4,777,200
Station Casinos, Inc.	40,000	3,480,000
Sunterra Corp.*	1,000	15,990

		53,724,571

Household Durables (0.7%)
Fedders Corp.*^	29,600	18,352
Fortune Brands, Inc.	12,000	961,200
Harman International Industries, Inc.	30,000	3,656,700
Nobility Homes, Inc.	5,000	105,250
Skyline Corp.	12,000	394,200

		5,135,702

Internet & Catalog Retail (0.2%)
IAC/InterActiveCorp*	5,000	190,600
Liberty Media Corp., Interactive, Class A*	40,000	1,001,200

		1,191,800

Leisure Equipment & Products (0.0%)
Fairchild Corp., Class A*	60,000	120,000

Media (8.5%)
Acme Communications, Inc.	66,000	363,660
Cablevision Systems Corp. – New York Group, Class A*	400,000	13,112,000
Catalina Marketing Corp.	30,000	951,000
CBS Corp., Class A	80,000	2,544,000
Clear Channel Communications, Inc.	500,000	17,715,000
Clear Channel Outdoor Holdings, Inc., Class A*	20,000	571,000
Crown Media Holdings, Inc., Class A*^	110,000	629,200
Discovery Holding Co., Class A*^	40,000	870,000
Dow Jones & Co., Inc.^	55,000	1,998,150
E.W. Scripps Co., Class A	6,000	259,800
Emmis Communications Corp., Class A^	72,000	719,280
Fisher Communications, Inc.*	62,000	3,008,240
Granite Broadcasting Corp.*	50,000	2,650
Gray Television, Inc.^	32,000	341,440
Interactive Data Corp.	5,000	143,150
Interep National Radio Sales, Inc., Class A*	20,000	10,200
ION Media Networks, Inc.*	320,000	400,000
Liberty Media Corp., Capital Series, Class A*	35,000	3,953,950
Lin TV Corp., Class A*	140,000	2,234,400
McClatchy Co., Class A^	35,000	1,011,500
Media General, Inc., Class A	36,000	1,322,640
PagesJaunes Groupe S.A.	100,000	2,318,005
Primedia, Inc.*^	235,000	587,500
Salem Communications Holding Corp., Class A	50,000	576,000
Shaw Communications, Inc., Class B	15,000	581,250
Sinclair Broadcast Group, Inc., Class A	80,000	1,306,400
Tribune Co.	180,000	5,904,000
Triple Crown Media, Inc.*	10,000	88,800
Vivendi S.A.	30,000	1,236,527
Warner Music Group Corp.	30,000	516,000
Young Broadcasting, Inc., Class A*	150,000	642,000

		65,917,742

Multiline Retail (1.4%)
Dollar General Corp.	520,000	11,102,000
Saks, Inc.	3,000	62,820

		11,164,820

Specialty Retail (0.6%)
Claire’s Stores, Inc.	10,000	325,700
CSK Auto Corp.*	68,000	1,139,680
Edgars Consolidated Stores Ltd.	1,000	6,465
Midas, Inc.*	80,000	1,748,000
Pier 1 Imports, Inc.^	55,000	415,250
Sally Beauty Holdings, Inc.*	110,000	1,080,200

		4,715,295

Total Consumer Discretionary		150,538,421

Consumer Staples (8.3%)
Beverages (0.5%)
PepsiAmericas, Inc.	60,000	1,448,400
Pernod-Ricard S.A.	9,600	2,039,477

		3,487,877

Food & Staples Retailing (1.0%)
BJ’s Wholesale Club, Inc.*	1,000	34,530
Pathmark Stores, Inc.*	40,000	504,800
Smart & Final, Inc.*^	50,000	1,088,000
Spartan Stores, Inc.	8,000	206,080
SUPERVALU, Inc.	25,000	1,147,500
Topps Co., Inc.^	300,000	2,973,000
Wild Oats Markets, Inc.*	100,200	1,806,606

		7,760,516

Food Products (4.2%)
Cadbury Schweppes plc (ADR)	60,000	3,183,000
Campbell Soup Co	12,000	469,200
Delta & Pine Land Co	260,000	10,722,400
Flowers Foods, Inc.	6,000	187,140
Griffin Land & Nurseries, Inc.*	37,975	1,298,745
Groupe Danone (ADR)^	120,000	3,981,600
H.J. Heinz Co.	70,000	3,297,700
Premium Standard Farms, Inc.	140,000	3,035,200
Sara Lee Corp.	290,000	4,758,900
Tootsie Roll Industries, Inc.^	51,500	1,492,985

		32,426,870

Personal Products (0.4%)
Alberto-Culver Co.	110,000	2,671,900

THE ENTERPRISE GROUP OF FUNDS, INC.

AXA ENTERPRISE MERGERS AND ACQUISITIONS FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Herbalife Ltd.	10,000	$400,900

		3,072,800

Tobacco (2.2%)
Gallaher Group plc (ADR)^†	185,000	16,870,735

Total Consumer Staples		63,618,798

Energy (9.0%)
Energy Equipment & Services (3.5%)
Hydril Co.*	220,000	21,300,400
Lone Star Technologies, Inc.*	73,200	4,861,212
RPC, Inc.^	52,500	865,725

		27,027,337

Oil, Gas & Consumable Fuels (5.5%)
Anadarko Petroleum Corp.	25,000	1,166,500
Devon Energy Corp.	5,000	364,350
Energy Partners Ltd.*	105,000	1,754,550
Giant Industries, Inc.*	94,000	7,047,180
Houston Exploration Co.*	15,000	830,550
James River Coal Co. *^	85,000	770,100
Kinder Morgan, Inc.	260,000	27,705,600
Occidental Petroleum Corp.	12,000	608,400
Pioneer Natural Resources Co.	10,000	502,000
Stone Energy Corp.*	60,000	1,777,800

		42,527,030

Total Energy		69,554,367

Financials (5.9%)
Capital Markets (1.4%)
Ameriprise Financial, Inc.	2,700	160,569
BKF Capital Group, Inc.*	70,000	213,500
Deutsche Bank AG (Registered)	12,000	1,842,600
Investors Financial Services Corp.	25,000	1,547,000
Mellon Financial Corp.	10,000	429,300
SWS Group, Inc.	250,000	6,497,500

		10,690,469

Commercial Banks (2.2%)
ABN AMRO Holding N.V.	5,000	243,826
Compass Bancshares, Inc.	120,000	8,181,600
First Republic Bank/California	100,000	5,410,000
Mid-State Bancshares	1,000	36,960
PNC Financial Services Group, Inc.	40,000	2,964,000

		16,836,386

Consumer Finance (0.7%)
American Express Co.	20,000	1,213,400
SLM Corp.	75,000	4,037,250

		5,250,650

Diversified Financial Services (0.0%)
International Securities Exchange Holdings, Inc	2,000	133,380

Insurance (0.9%)
Argonaut Group, Inc.*	9,000	302,490
CNA Surety Corp.*.	65,000	1,341,600
Hub International Ltd.	130,000	5,421,000

		7,065,090

Real Estate Investment Trusts (REITs) (0.2%)
Kimco Realty Corp. (REIT)	13,000	624,910
Winston Hotels, Inc. (REIT)	60,000	889,200

		1,514,110

Thrifts & Mortgage Finance (0.5%)
Flushing Financial Corp	35,000	544,250
New York Community Bancorp, Inc.^	50,000	873,000
NewAlliance Bancshares, Inc.	50,000	780,500
Sovereign Bancorp, Inc.^	60,000	1,456,200

		3,653,950

Total Financials		45,144,035

Health Care (8.6%)
Biotechnology (2.7%)
MedImmune, Inc.*	300,000	17,004,000
Tanox, Inc.*^	220,000	4,105,200

		21,109,200

Health Care Equipment & Supplies (3.0%)
Advanced Medical Optics, Inc.*^	29,000	1,172,470
Biomet, Inc.	197,700	8,540,640
Biosite, Inc.*^	60,000	5,550,000
Cholestech Corp.*	5,000	96,900
CONMED Corp.*^	50,000	1,516,000
DJO, Inc.*	2,000	78,120
Exactech, Inc.*	70,000	1,167,600
ICU Medical, Inc.*^	18,000	751,500
Kensey Nash Corp.*^	25,000	643,000
Lifecore Biomedical, Inc.*	100,000	1,852,000
Orthofix International N.V.*	4,000	210,800
Osteotech, Inc.*	13,000	98,800
Regeneration Technologies, Inc.*^	105,000	889,350
St. Jude Medical, Inc.*	3,000	128,370
Thoratec Corp.*^	4,000	78,480
Young Innovations, Inc.^	2,000	54,580

		22,828,610

Health Care Providers & Services (1.3%)
Chemed Corp	3,000	150,900
Genesis HealthCare Corp.*	35,000	2,240,000
Horizon Health Corp.*	1,000	19,370
Sierra Health Services, Inc.*	40,000	1,656,800
Triad Hospitals, Inc.*	105,000	5,579,700

		9,646,770

Health Care Technology (0.6%)
AMICAS, Inc.*^	130,000	383,500
IMS Health, Inc.	135,000	3,959,550

		4,343,050

Life Sciences Tools & Services (0.5%)
Bio-Rad Laboratories, Inc., Class A*	500	35,385
BioVeris Corp.*	200,000	4,192,000

		4,227,385

Pharmaceuticals (0.5%)
Allergan, Inc.	17,018	2,062,582
Alpharma, Inc., Class A	20,000	486,000
Bristol-Myers Squibb Co.	20,000	577,200
Collagenex Pharmaceuticals, Inc.*^	5,000	68,550
UCB S.A.	10,000	596,758
Wyeth	3,000	166,500

		3,957,590

Total Health Care		66,112,605

Industrials (12.8%)
Aerospace & Defense (1.3%)
Herley Industries, Inc.*	275,000	4,248,750
Honeywell International, Inc.	100,000	5,418,000
Safran S.A.	5,760	139,157

		9,805,907

Air Freight & Logistics (0.0%)
EGL, Inc.*	3,000	119,040

Building Products (0.6%)
American Standard Cos., Inc.	60,000	3,303,600

THE ENTERPRISE GROUP OF FUNDS, INC.

AXA ENTERPRISE MERGERS AND ACQUISITIONS FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Griffon Corp.*^	70,000	$1,679,300

		4,982,900

Commercial Services & Supplies (2.4%)
Central Parking Corp.^	25,000	559,500
John H. Harland Co.	215,000	11,309,000
R.R. Donnelley & Sons Co.	20,000	804,000
Republic Services, Inc.	67,500	1,885,275
Rollins, Inc.	5,250	121,118
School Specialty, Inc.*	10,000	329,800
Waste Management, Inc.	90,000	3,366,900

		18,375,593

Electrical Equipment (1.4%)
Belden CDT, Inc.^	36,000	2,011,680
Cooper Industries Ltd., Class A	20,000	995,200
Lamson & Sessions Co.*	35,000	884,800
REpower Systems AG* (Registered)	2,200	469,550
SL Industries, Inc.*	70,000	1,067,500
Thomas & Betts Corp.*	100,000	5,448,000

		10,876,730

Industrial Conglomerates (2.3%)
Sequa Corp., Class A*	22,000	2,578,400
Sequa Corp., Class B*	6,000	714,000
Tyco International Ltd.	450,000	14,683,500

		17,975,900

Machinery (2.6%)
Ampco-Pittsburgh Corp	7,000	252,140
Baldwin Technology Co., Class A*	70,000	388,500
CIRCOR International, Inc.	40,000	1,456,000
Flowserve Corp.	33,000	2,013,330
ITT Corp.	70,000	4,466,700
Navistar International Corp.*	90,000	4,997,700
SIG Holding AG (Registered)*	5,000	1,714,794
Tennant Co.	105,000	3,362,100
Watts Water Technologies, Inc., Class A^	30,000	1,215,000

		19,866,264

Road & Rail (1.4%)
Laidlaw International, Inc.	120,000	4,110,000
Swift Transportation Co., Inc.*^	220,000	6,881,600

		10,991,600

Trading Companies & Distributors (0.8%)
GATX Corp.	80,000	3,920,800
Kaman Corp.	80,000	1,984,000

		5,904,800

Total Industrials		98,898,734

Information Technology (3.4%)
Communications Equipment (0.4%)
Andrew Corp.*^	80,000	873,600
Stratos International, Inc.*	230,000	1,846,900

		2,720,500

Computers & Peripherals (0.2%)
Intermec, Inc.*^	85,000	1,898,050

Electronic Equipment & Instruments (0.6%)
Excel Technology, Inc.*	112,000	2,951,200
Paxar Corp.*	50,000	1,500,500

		4,451,700

Internet Software & Services (0.0%)
Corillian Corp.*	1,000	5,030
Jupitermedia Corp.*^	13,000	90,480
Netratings, Inc.*	2,000	41,620

		137,130

IT Services (1.4%)
Affiliated Computer Services, Inc., Class A*	1,000	59,910
Computer Sciences Corp.*	10,000	555,400
Covansys Corp.*	23,800	794,920
First Data Corp.	300,000	9,720,000

		11,130,230

Semiconductors & Semiconductor Equipment (0.1%)
MoSys, Inc.*^	69,100	600,479

Software (0.7%)
Borland Software Corp.*^	172,000	958,040
FalconStor Software, Inc.*	100,000	1,152,000
GSE Systems, Inc.*	2,830	20,376
Kronos, Inc.*	50,000	2,728,500
Mobius Management Systems, Inc.*	55,000	542,850

		5,401,766

Total Information Technology		26,339,855

Materials (6.4%)
Chemicals (1.4%)
Ashland, Inc.	10,000	599,500
Ferro Corp.	100,000	2,081,000
Hercules, Inc.*	100,000	1,884,000
Huntsman Corp.	20,000	392,000
Sensient Technologies Corp.	225,000	5,890,500

		10,847,000

Construction Materials (2.2%)
Florida Rock Industries, Inc.	100,000	6,912,000
Rinker Group Ltd. (ADR)	125,000	9,666,250

		16,578,250

Containers & Packaging (0.5%)
Greif, Inc., Class A	50,000	2,780,000
Greif, Inc., Class B	4,000	203,200
Myers Industries, Inc.	35,000	785,750

		3,768,950

Metals & Mining (2.3%)
Barrick Gold Corp	110,000	3,092,100
Eramet	1,000	239,397
Gold Fields Ltd. (ADR)	25,000	449,250
Novelis, Inc.^	320,000	14,275,200

		18,055,947

Total Materials		49,250,147

Telecommunication Services (4.0%)
Diversified Telecommunication Services (1.6%)
Asia Satellite Telecommunications Holdings Ltd. (ADR)	29,000	615,502
Cincinnati Bell, Inc.*	250,000	1,267,500
Citizens Communications Co.	20,000	311,400
D&E Communications, Inc.	40,000	583,200
Embarq Corp.	8,000	480,320
Portugal Telecom SGPS S.A. (Registered)	600,000	8,555,860
Qwest Communications International, Inc.*^	40,000	355,200

		12,168,982

Wireless Telecommunication Services (2.4%)
Centennial Communications Corp.*	30,000	249,900
Crown Castle International Corp.*	25,000	858,500
Dobson Communications Corp., Class A*^	17,000	154,870
Millicom International Cellular S.A.*^	20,000	1,625,000
Price Communications Corp.	100,000	2,030,000
Rogers Communications, Inc., Class B	10,000	381,600
Rural Cellular Corp., Class A*	18,000	445,140

THE ENTERPRISE GROUP OF FUNDS, INC.

AXA ENTERPRISE MERGERS AND ACQUISITIONS FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Sprint Nextel Corp.	250,000	$5,007,500
U.S. Cellular Corp.*	110,000	7,975,000

		18,727,510

Total Telecommunication Services		30,896,492

Utilities (8.9%)
Electric Utilities (2.6%)
DPL, Inc.^	60,000	1,881,000
Duquesne Light Holdings, Inc .	300,000	5,982,000
Endesa S.A.	200,000	10,949,943
Northeast Utilities	45,000	1,447,650

		20,260,593

Gas Utilities (0.5%)
Cascade Natural Gas Corp.	50,000	1,300,000
Laclede Group, Inc.^	1,000	31,390
SEMCO Energy, Inc.*^	200,000	1,516,000
Southwest Gas Corp	30,000	1,136,700

		3,984,090

Independent Power Producers & Energy Traders (1.9%)
Mirant Corp.*	2,032	91,176
NRG Energy, Inc.*	13,000	1,026,480
TXU Corp.	205,000	13,443,900

		14,561,556

Multi-Utilities (3.9%)
Aquila, Inc.* .	1,957,500	8,084,475
CH Energy Group, Inc.^	13,000	623,740
Energy East Corp.	2,000	48,440
Integrys Energy Group, Inc.	8,250	462,825
KeySpan Corp	310,000	12,837,100
NorthWestern Corp.^	150,000	5,271,000
NSTAR^	40,000	1,436,000
Public Service Enterprise Group, Inc.	10,000	864,500
Suez S.A. (VVPR)*	60,000	819

		29,628,899

Total Utilities		68,435,138

Total Common Stocks (86.8%) (Cost $612,169,522)		668,788,592

	Number of Warrants
WARRANTS:
Utilities (0.0%)
Independent Power Producers & Energy Traders (0.0%)
Mirant Corp., Series A, expiring 1/3/11* (Cost $8,798)	6,526	166,087

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Securities (2.6%)
U.S. Treasury Bills 4.67%, 6/28/07^(p)	$20,185,000	$20,031,743

Short-Term Investments of Cash Collateral for Securities Loaned (6.7%)
Bear Stearns Cos., Inc., Repurchase Agreement 5.31%, 5/1/07 (r)	51,869,099	51,869,099

Time Deposit (13.1%)
JPMorgan Chase Nassau 4.74%, 5/1/07	100,859,052	100,859,052

Total Short-Term Investments (22.4%) (Amortized Cost $172,755,078)		172,759,894

Total Investments (109.2%) (Cost/Amortized Cost $784,933,398)		841,714,573
Other Assets Less Liabilities (-9.2%)		(71,018,458)

Net Assets (100%)		$770,696,115

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
†	Securities (totaling $37,370,735 or 4.85% of net assets) valued at fair value.
(p)	Yield to maturity.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the statement of net assets (See Note 1).

Glossary:

ADR — American Depositary Receipt

VVPR — Verlaagde Vooheffing Precompte Reduit

THE ENTERPRISE GROUP OF FUNDS, INC.

AXA ENTERPRISE MERGERS AND ACQUISITIONS FUND

PORTFOLIO OF INVESTMENTS (Concluded)

April 30, 2007 (Unaudited)

Investment security transactions for the six months ended April 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$713,970,253
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$533,095,196

As of April 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$69,665,752
Aggregate gross unrealized depreciation	(14,146,386)

Net unrealized appreciation	$55,519,366

Federal income tax cost of investments	$786,195,207

At April 30, 2007, the Fund had loaned securities with a total value of $69,062,544, which was secured by collateral of $51,869,099 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $19,332,963 was received in the form of short-term pooled securities, which the portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

For the six months ended April 30, 2007, the Fund incurred approximately $373,101 as brokerage commissions with Gabelli & Co., an affiliated broker/dealer.

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

AXA ENTERPRISE GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2007 (Unaudited)

ASSETS
Investments at value (Cost $829,022,395) (Securities on loan at market value $31,168,627)	$952,484,781
Receivable for securities sold	15,457,544
Receivable for Fund shares sold	6,255,779
Dividends, interest and other receivables	969,447
Other assets	101,169

Total assets	975,268,720

LIABILITIES
Collateral held for loaned securities	28,592,663
Payable for Fund shares redeemed	11,288,154
Payable for securities purchased	5,502,924
Investment management fees payable	525,815
Directors’ fees payable	364,866
Distribution fees payable	91,595
Administrative fees payable	42,556
Accrued expenses	1,014,496

Total liabilities	47,423,069

NET ASSETS	$927,845,651

Net assets were comprised of: Paid in capital	$824,813,030
Accumulated net investment loss	(1,686,755)
Accumulated net realized loss	(18,743,010)
Unrealized appreciation on investments	123,462,386

Net assets	$927,845,651

Class A
Net asset value and redemption price per share, $620,063,336 / 32,340,509 shares outstanding (200,000,000 shares authorized: $0.001 par value)	$19.17
Maximum sales charge (4.75% of offering price)	0.96

Maximum offering price to public	$20.13

Class B
Net asset value and offering price per share, $168,725,275 / 9,462,204 shares outstanding (100,000,000 shares authorized: $0.001 par value)	$17.83

Class C
Net asset value and offering price per share, $99,926,442 / 5,525,941 shares outstanding (100,000,000 shares authorized: $0.001 par value)	$18.08

Class Y
Net asset value, offering and redemption price per share, $39,130,598 / 1,928,665 shares outstanding (100,000,000 shares authorized: $0.001 par value)	$20.29

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2007 (Unaudited)

INVESTMENT INCOME
Dividends	$6,947,536
Interest	265,839
Securities lending (net)	42,575

Total income	7,255,950

EXPENSES
Investment management fees	3,784,325
Transfer agent fees	1,199,385
Directors’ fees	422,051
Administrative fees	285,700
Printing and mailing expenses	92,716
Professional fees	70,230
Custodian fees	10,479
Registration and filing fees	4,959
Distribution fees—Class A	1,529,798
Distribution fees—Class B	962,651
Distribution fees—Class C	596,839
Miscellaneous	280,722

Gross expenses	9,239,855
Less: Waiver from investment advisor	(175,825)
Fees paid indirectly	(124,096)

Net expenses	8,939,934

NET INVESTMENT LOSS	(1,683,984)

REALIZED AND UNREALIZED GAIN
Net realized gain on securities	72,622,773
Net change in unrealized depreciation on securities	(17,030,433)

NET REALIZED AND UNREALIZED GAIN	55,592,340

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$53,908,356

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

AXA ENTERPRISE GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(1,683,984)	$(5,290,854)
Net realized gain on investments	72,622,773	98,964,061
Net change in unrealized depreciation on investments	(17,030,433)	(7,375,676)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	53,908,356	86,297,531

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 2,670,874 and 8,036,680 shares, respectively ]	49,880,299	140,575,853
Capital shares redeemed [ (10,787,875) and (18,141,046) shares, respectively ]	(201,354,339)	(316,157,946)

Total Class A transactions	(151,474,040)	(175,582,093)

Class B
Capital shares sold [ 278,018 and 837,607 shares, respectively ]	4,826,392	13,678,098
Capital shares redeemed [ (3,341,797) and (7,389,247) shares, respectively ]	(58,075,471)	(120,612,425)

Total Class B transactions	(53,249,079)	(106,934,327)

Class C
Capital shares sold [ 161,340 and 668,977 shares, respectively ]	2,835,944	11,066,963
Capital shares redeemed [ (2,377,915) and (3,206,032) shares, respectively ]	(41,968,294)	(53,022,234)

Total Class C transactions	(39,132,350)	(41,955,271)

Class Y
Capital shares sold [ 253,597 and 596,416 shares, respectively ]	5,003,976	10,957,043
Capital shares redeemed [ (880,440) and (825,524) shares, respectively ]	(17,454,044)	(15,125,158)

Total Class Y transactions	(12,450,068)	(4,168,115)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(256,305,537)	(328,639,806)

TOTAL DECREASE IN NET ASSETS	(202,397,181)	(242,342,275)
NET ASSETS:
Beginning of period	1,130,242,832	1,372,585,107

End of period (a)	927,845,651	$1,130,242,832

(a) Includes accumulated net investment loss of	$(1,686,755)	$(2,771)

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

AXA ENTERPRISE MERGERS AND ACQUISITIONS FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2007 (Unaudited)

ASSETS
Investments at value (Cost $784,933,398)
(Securities on loan at market value $69,062,544)	$841,714,573
Cash	5,723,354
Foreign cash (Cost $33,808)	34,363
Receivable for Fund shares sold	5,704,927
Dividends, interest and other receivables	881,480
Other assets	113,295

Total assets	854,171,992

LIABILITIES
Collateral held for loaned securities	51,869,099
Payable for securities purchased	28,010,600
Payable for Fund shares redeemed	2,579,425
Investment management fees payable	546,582
Directors’ fees payable	180,540
Distribution fees payable	70,485
Administrative fees payable	34,160
Accrued expenses	184,986

Total liabilities	83,475,877

NET ASSETS	$770,696,115

Net assets were comprised of:
Paid in capital	$698,575,103
Accumulated overdistributed net investment income*	(2,332,798)
Accumulated undistributed net realized gain*	17,669,967
Unrealized appreciation on investments and foreign currency translations*	56,783,843

Net assets	$770,696,115

Class A
Net asset value and redemption price per share, $420,959,422 / 32,881,591 shares outstanding (200,000,000 shares authorized: $0.001 par value)	$12.80
Maximum sales charge (4.75% of offering price)	0.64

Maximum offering price to public	$13.44

Class B
Net asset value and offering price per share, $55,531,215 / 4,453,257 shares outstanding (100,000,000 shares authorized: $0.001 par value)	$12.47

Class C
Net asset value and offering price per share, $182,143,006 / 14,603,462 shares outstanding (100,000,000 shares authorized: $0.001 par value)	$12.47

Class Y
Net asset value, offering and redemption price per share, $112,062,472 / 8,571,236 shares outstanding (100,000,000 shares authorized: $0.001 par value)	$13.07

*	Accumulated overdistributed net investment income, accumulated undistributed net realized gain, and unrealized appreciation on investments and foreign currency translations have been adjusted to reflect a change in the character of a distribution from a security held by the Fund. These adjustments had no impact on the net assets of the Fund (See Note 10).

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2007 (Unaudited)

INVESTMENT INCOME
Dividends (net of $231,670 foreign withholding tax)	$7,691,052
Interest	2,328,687
Securities lending (net)	72,249

Total income	10,091,988

EXPENSES
Investment management fees	2,889,699
Transfer agent fees	466,395
Directors’ fees	234,786
Administrative fees	180,600
Printing and mailing expenses	56,760
Custodian fees	52,586
Professional fees	44,868
Registration and filing fees	4,959
Distribution fees—Class A	777,249
Distribution fees—Class B	273,645
Distribution fees—Class C	811,180
Miscellaneous	111,434

Gross expenses	5,904,161
Less: Fees paid indirectly	(236,439)

Net expenses	5,667,722

NET INVESTMENT INCOME	4,424,266

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	18,657,148
Foreign currency transactions	(35,698)

Net realized gain	18,621,450

Change in unrealized appreciation on:
Securities	23,720,165
Foreign currency translations	1,489

Net change in unrealized appreciation	23,721,654

NET REALIZED AND UNREALIZED GAIN	42,343,104

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$46,767,370

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

AXA ENTERPRISE MERGERS AND ACQUISITIONS FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$4,424,266	$7,798,203
Net realized gain on investments and foreign currency transactions	18,621,450	28,596,090
Net change in unrealized appreciation on investments and foreign currency translations	23,721,654	24,348,091

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	46,767,370	60,742,384

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(6,290,690)	(1,732,031)
Class B	(809,289)	(168,837)
Class C	(2,262,759)	(349,323)
Class Y	(2,144,658)	(529,295)

	(11,507,396)	(2,779,486)

Distributions from net realized capital gains
Class A	(14,076,432)	(6,839,132)
Class B	(2,553,507)	(1,805,854)
Class C	(7,135,742)	(3,736,319)
Class Y	(3,838,632)	(1,355,074)

	(27,604,313)	(13,736,379)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(39,111,709)	(16,515,865)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 12,052,045 and 12,113,187 shares, respectively ]	151,154,633	146,581,965
Capital shares issued in reinvestment of dividends and distributions [ 1,301,413 and 571,490 shares, respectively ]	15,864,059	6,510,647
Capital shares redeemed [ (3,182,345) and (6,050,230) shares, respectively ]	(39,903,253)	(72,732,551)

Total Class A transactions	127,115,439	80,360,061

Class B
Capital shares sold [ 365,028 and 697,393 shares, respectively ]	4,471,804	8,241,306
Capital shares issued in reinvestment of dividends and distributions [ 221,197 and 151,444 shares, respectively ]	2,632,263	1,685,625
Capital shares redeemed [ (462,998) and (932,049) shares, respectively ]	(5,687,908)	(10,964,645)

Total Class B transactions	1,416,159	(1,037,714)

Class C
Capital shares sold [ 3,552,039 and 4,194,712 shares, respectively ]	43,414,736	49,492,957
Capital shares issued in reinvestment of dividends and distributions [ 467,185 and 240,008 shares, respectively ]	5,559,498	2,671,277
Capital shares redeemed [ (1,008,442) and (1,744,184) shares, respectively ]	(12,363,737)	(20,404,702)

Total Class C transactions	36,610,497	31,759,532

Class Y
Capital shares sold [ 2,648,586 and 3,723,906 shares, respectively ]	33,850,019	46,004,720
Capital shares issued in reinvestment of dividends and distributions [ 195,702 and 71,165 shares, respectively ]	2,432,580	825,509
Capital shares redeemed [ (548,835) and (676,091) shares, respectively ]	(7,040,084)	(8,307,849)

Total Class Y transactions	29,242,515	38,522,380

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	194,384,610	149,604,259

TOTAL INCREASE IN NET ASSETS	202,040,271	193,830,778
NET ASSETS:
Beginning of period	568,655,844	374,825,066

End of period (a)	$770,696,115	$568,655,844

(a) Includes accumulated undistributed (overdistributed) net investment income of	$(2,332,798)*	$7,750,332

*	Accumulated overdistributed net investment income has been adjusted to reflect a change in the character of a distribution from a security held by the Fund. This adjustment had no impact on the net assets of the Fund (See Note 10).

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

AXA ENTERPRISE GROWTH FUND

FINANCIAL HIGHLIGHTS

Class A	Six Months Ended April 30, 2007(c) (Unaudited)			Ten Months Ended October 31, 2004(c)
		Year Ended October 31,			Year Ended December 31,
		2006(c)	2005(c)(e)		2003(c)	2002(c)	2001(c)
Net asset value, beginning of period	$18.18	$16.91	$15.61	$15.86	$13.64	$17.78	$20.52

Income (loss) from investment operations:
Net investment loss	(0.02)	(0.05)	(0.06)	(0.05)	(0.03)	(0.05)	(0.06)
Net realized and unrealized gain (loss) on investments	1.01	1.32	1.36	(0.20)	2.25	(4.09)	(2.68)

Total from investment operations	0.99	1.27	1.30	(0.25)	2.22	(4.14)	(2.74)

Redemption Fees	— #	— #	— #	—	—	—	—

Net asset value, end of period	$19.17	$18.18	$16.91	$15.61	$15.86	$13.64	$17.78

Total return (b)†	5.45%	7.51%	8.33%	(1.58)%	16.28%	(23.28)%	(13.35)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$620,063	$735,635	$855,181	$961,077	$960,098	$689,196	$820,971
Ratio of expenses to average net assets:
After waivers (a)	1.60%	1.60%	1.60%	1.55%	1.55%	1.58%	1.49%
After waivers and fees paid indirectly (a)	1.58%	1.59%	1.59%	N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	1.61%	1.63%	1.61%	1.55%	1.55%	1.58%	1.49%
Ratio of net investment loss to average net assets:
After waivers (a)	(0.20)%	(0.28)%	(0.35)%	(0.35)%	(0.18)%	(0.30)%	(0.36)%
After waivers and fees paid indirectly (a)	(0.18)%	(0.26)%	(0.34)%	N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	(0.22)%	(0.31)%	(0.36)%	(0.35)%	(0.18)%	(0.30)%	(0.36)%
Portfolio turnover rate (f)	30%	68%	51%	41%	38%	43%	52%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$— #	$0.01	$—	**	**	**	**

Class B	Six Months Ended April 30, 2007(c) (Unaudited)	Year Ended October 31,		Ten Months Ended October 31, 2004(c)	Year Ended December 31,
		2006(c)	2005(c)(e)		2003(c)	2002(c)	2001(c)
Net asset value, beginning of period	$16.96	$15.86	$14.72	$15.03	$13.00	$17.04	$19.76

Income (loss) from investment operations:
Net investment loss	(0.06)	(0.13)	(0.14)	(0.11)	(0.10)	(0.13)	(0.16)
Net realized and unrealized gain (loss) on investments	0.93	1.23	1.28	(0.20)	2.13	(3.91)	(2.56)

Total from investment operations	0.87	1.10	1.14	(0.31)	2.03	(4.04)	(2.72)

Redemption Fees	— #	— #	— #	—	—	—	—

Net asset value, end of period	$17.83	$16.96	$15.86	$14.72	$15.03	$13.00	$17.04

Total return (b)†	5.13%	6.94%	7.74%	(2.06)%	15.62%	(23.71)%	(13.77)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$168,725	$212,405	$302,576	$391,307	$461,562	$426,757	$605,432
Ratio of expenses to average net assets:
After waivers (a)	2.15%	2.15%	2.15%	2.10%	2.10%	2.12%	2.04%
After waivers and fees paid indirectly (a)	2.13%	2.14%	2.14%	N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	2.16%	2.18%	2.16%	2.10%	2.10%	2.12%	2.04%
Ratio of net investment loss to average net assets:
After waivers (a)	(0.75)%	(0.82)%	(0.90)%	(0.90)%	(0.73)%	(0.85)%	(0.91)%
After waivers and fees paid indirectly (a)	(0.73)%	(0.81)%	(0.89)%	N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	(0.76)%	(0.85)%	(0.91)%	(0.90)%	(0.73)%	(0.85)%	(0.91)%
Portfolio turnover rate (f)	30%	68%	51%	41%	38%	43%	52%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$— #	$0.01	$—	**	**	**	**

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

AXA ENTERPRISE GROWTH FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class C	Six Months Ended April 30, 2007(c) (Unaudited)	Year Ended October 31,			Ten Months Ended October 31, 2004(c)	Year Ended December 31,
		2006(c)		2005(c)(e)		2003(c)	2002(c)	2001(c)
Net asset value, beginning of period	$17.20	$16.08		$14.93	$15.24	$13.18	$17.27	$20.04

Income (loss) from investment operations:
Net investment loss	(0.06)	(0.13)		(0.14)	(0.11)	(0.10)	(0.13)	(0.16)
Net realized and unrealized gain (loss) on investments	0.94	1.25		1.29	(0.20)	2.16	(3.96)	(2.61)

Total from investment operations	0.88	1.12		1.15	(0.31)	2.06	(4.09)	(2.77)

Redemption fees	—	—	#	— #	—	—	—	—

Net asset value, end of period	$18.08	$17.20		$16.08	$14.93	$15.24	$13.18	$17.27

Total return (b)†	5.12%	6.97%		7.70%	(2.03)%	15.63%	(23.68)%	(13.82)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$99,926	$133,147		$165,338	$195,473	$211,086	$174,419	$214,230
Ratio of expenses to average net assets:
After waivers (a)	2.15%	2.15%		2.15%	2.10%	2.10%	2.13%	2.04%
After waivers and fees paid indirectly (a)	2.13%	2.14%		2.14%	N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	2.16%	2.18%		2.16%	2.10%	2.10%	2.13%	2.04%
Ratio of net investment loss to average net assets:
After waivers (a)	(0.75)%	(0.83)%		(0.90)%	(0.90)%	(0.73)%	(0.85)%	(0.91)%
After waivers and fees paid indirectly (a)	(0.73)%	(0.81)%		(0.89)%	N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	(0.77)%	(0.86)%		(0.91)%	(0.90)%	(0.73)%	(0.85)%	(0.91)%
Portfolio turnover rate (f)	30%	68%		51%	41%	38%	43%	52%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$— #	$0.01		$—	**	**	**	**

Class Y	Six Months Ended April 30, 2007(c) (Unaudited)	Year Ended October 31,			Ten Months Ended October 31, 2004(c)	Year Ended December 31,
		2006(c)		2005(c)(e)		2003(c)	2002(c)	2001(c)
Net asset value, beginning of period	$19.20	$17.77		$16.33	$16.53	$14.15	$18.37	$21.10

Income (loss) from investment operations:
Net investment income (loss)	0.03	0.03		0.02	0.01	(0.04)	0.02	0.02
Net realized and unrealized gain (loss) on investments	1.06	1.40		1.42	(0.21)	2.42	(4.24)	(2.75)

Total from investment operations	1.09	1.43		1.44	(0.20)	2.38	(4.22)	(2.73)

Redemption fees	— #	—		— #	—	—	—	—

Net asset value, end of period	$20.29	$19.20		$17.77	$16.33	$16.53	$14.15	$18.37

Total return (b)	5.68%	8.05%		8.82%	(1.21)%	16.82%	(22.97)%	(12.94)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$39,131	$49,056		$49,490	$56,861	$56,846	$41,255	$52,671
Ratio of expenses to average net assets:
After waivers (a)	1.15%	1.15%		1.15%	1.10%	1.10%	1.13%	1.04%
After waivers and fees paid indirectly (a)	1.13%	1.14%		1.14%	N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	1.16%	1.18	%(e)	1.16%	1.10%	1.10%	1.13%	1.04%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.25%	0.17%		0.10%	0.10%	0.27%	0.15%	0.09%
After waivers and fees paid indirectly (a)	0.27%	0.18%		0.11%	N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	0.23%	0.13%		0.09%	0.10%	0.27%	0.15%	0.09%
Portfolio turnover rate (f)	30%	68%		51%	41%	38%	43%	52%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$— #	$0.01		$—	**	**	**	**

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

AXA ENTERPRISE MERGERS AND ACQUISITIONS FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Six Months Ended April 30, 2007(c) (Unaudited)	Year Ended October 31,		Ten Months Ended October 31, 2004(c)		Year Ended December 31,		February 28, 2001*to December 31, 2001(c)
		2006(c)	2005(c)(e)			2003(c)	2002(c)
Net asset value, beginning of period	$12.75	$11.62	$11.26	$11.05		$9.70	$10.10	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.09	0.23	0.05	(0.03)		(0.06)	(0.02)	0.01
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.81	1.43	0.70	0.24		1.56	(0.31)	0.21

Total from investment operations	0.90	1.66	0.75	0.21		1.50	(0.33)	0.22

Less distributions:
Dividends from net investment income	(0.26)	(0.11)	—	—		—	—	—
Distributions from realized gains	(0.59)	(0.42)	(0.39)	—		(0.15)	(0.07)	(0.12)

Total dividends and distributions	(0.85)	(0.53)	(0.39)	—		(0.15)	(0.07)	(0.12)

Redemption fees	— #	— #	— #	—	#	—	—	—

Net asset value, end of period	$12.80	$12.75	$11.62	$11.26		$11.05	$9.70	$10.10

Total return (b)†	7.42%	14.73%	6.77%	1.90%		15.45%	(3.28)%	2.22%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$420,959	$289,464	$186,769	$120,465		$67,912	$31,022	$23,876
Ratio of expenses to average net assets:
After waivers (a)	1.68%	1.66%	1.71%	1.74%		1.76%	1.83%	1.90%
After waivers and fees paid indirectly (a)	1.61%	1.63%	1.66%	N/A		N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	1.68%	1.66%	1.71%	1.74%		1.76%	1.83%	2.11%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	1.36%	1.84%	0.42%	(0.33)%		(0.57)%	(0.16)%	0.16%
After waivers and fees paid indirectly (a)	1.43%	1.87%	0.47%	N/A		N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	1.36%	1.84%	0.42%	(0.33)%		(0.57)%	(0.16)%	(0.05)%
Portfolio turnover rate (f)	94%	227%	183%	138%		233%	184%	238%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$—	$—	**		**	**	**

Class B	Six Months Ended April 30, 2007(c) (Unaudited)	Year Ended October 31,		Ten Months Ended October 31, 2004(c)		Year Ended December 31,		February 28, 2001*to December 31, 2001(c)
		2006(c)	2005(c)(e)			2003(c)	2002(c)
Net asset value, beginning of period	$12.39	$11.31	$11.03	$10.87		$9.59	$10.05	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.06	0.15	(0.01)	(0.08)		(0.11)	(0.07)	(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.80	1.39	0.68	0.24		1.54	(0.32)	0.20

Total from investment operations	0.86	1.54	0.67	0.16		1.43	(0.39)	0.17

Less distributions:
Dividends from net investment income	(0.19)	(0.04)	—	—		—	—	—
Distributions from realized gains	(0.59)	(0.42)	(0.39)	—		(0.15)	(0.07)	(0.12)

Total dividends and distributions	(0.78)	(0.46)	(0.39)	—		(0.15)	(0.07)	(0.12)

Redemption fees	—	— #	—	—	#	—	—	—

Net asset value, end of period	$12.47	$12.39	$11.31	$11.03		$10.87	$9.59	$10.05

Total return (b)†	7.21%	14.02%	6.17%	1.47%		14.90%	(3.89)%	1.72%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$55,531	$53,665	$49,896	$45,335		$35,564	$23,554	$21,195
Ratio of expenses to average net assets:
After waivers (a)	2.23%	2.21%	2.26%	2.29	%(e)	2.31%	2.38%	2.45%
After waivers and fees paid indirectly (a)	2.16%	2.18%	2.21%	N/A		N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	2.23%	2.21%	2.26%	2.29	%(e)	2.31%	2.38%	2.66%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.99%	1.27%	(0.13)%	(0.88	)%(e)	(1.12)%	(0.71)%	(0.37)%
After waivers and fees paid indirectly (a)	1.07%	1.30%	(0.08)%	N/A		N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	0.99%	1.27%	(0.13)%	(0.88	)%(e)	(1.12)%	(0.71)%	(0.58)%
Portfolio turnover rate (f)	94%	227%	183%	138%		233%	184%	238%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$—	$—	$—	**		**	**	**

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

AXA ENTERPRISE MERGERS AND ACQUISITIONS FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class C	Six Months Ended April 30, 2007(c) (Unaudited)	Year Ended October 31,		Ten Months Ended October 31, 2004(c)		Year Ended December 31,		February 28, 2001*to December 31, 2001(c)
		2006(c)	2005(c)(e)			2003(c)	2002(c)
Net asset value, beginning of period	$12.40	$11.31	$11.03	$10.87		$9.60	$10.05	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.06	0.15	(0.01)	(0.08)		(0.11)	(0.07)	(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.79	1.40	0.68	0.24		1.53	(0.31)	0.20

Total from investment operations	0.85	1.55	0.67	0.16		1.42	(0.38)	0.17

Less distributions:
Dividends from net investment income	(0.19)	(0.04)	—	—		—	—	—
Distributions from realized gains	(0.59)	(0.42)	(0.39)	—		(0.15)	(0.07)	(0.12)

Total dividends and distributions	(0.78)	(0.46)	(0.39)	—		(0.15)	(0.07)	(0.12)

Redemption Fees	— #	— #	— #	—	#	—	—	—

Net asset value, end of period	$12.47	$12.40	$11.31	$11.03		$10.87	$9.60	$10.05

Total return (b)†	7.12%	14.11%	6.17%	1.47%		14.78%	(3.79)%	1.72%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$182,143	$143,711	$100,671	$71,454		$42,882	$18,229	$11,543
Ratio of expenses to average net assets:
After waivers (a)	2.23%	2.21%	2.26%	2.29	%(e)	2.31%	2.39%	2.45%
After waivers and fees paid indirectly (a)	2.16%	2.18%	2.21%	N/A		N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	2.23%	2.21%	2.26%	2.29	%(e)	2.31%	2.39%	2.66%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.87%	1.28%	(0.13)%	(0.88	)%(e)	(1.12)%	(0.72)%	(0.37)%
After waivers and fees paid indirectly (a)	0.94%	1.31%	(0.08)%	N/A		N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	0.87%	1.28%	(0.13)%	(0.88	)%(e)	(1.12)%	(0.72)%	(0.58)%
Portfolio turnover rate (f)	94%	227%	183%	138%		233%	184%	238%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$—	$—	$—	**		**	**	**

Class Y	Six Months Ended April 30, 2007(c) (Unaudited)	Year Ended October 31,		Ten Months Ended October 31, 2004(c)		Year Ended December 31,		February 28, 2001*to December 31, 2001(c)
		2006(c)	2005(c)(e)			2003(c)	2002(c)
Net asset value, beginning of period	$13.04	$11.88	$11.45	$11.19		$9.77	$10.13	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.12	0.29	0.11	0.01		(0.01)	0.03	0.06
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.83	1.45	0.71	0.25		1.58	(0.32)	0.19

Total from investment operations	0.95	1.74	0.82	0.26		1.57	(0.29)	0.25

Less distributions:
Dividends from net investment income	(0.33)	(0.16)	—	—		—	—	—
Distributions from realized gains	(0.59)	(0.42)	(0.39)	—		(0.15)	(0.07)	(0.12)

Total dividends and distributions	(0.92)	(0.58)	(0.39)	—		(0.15)	(0.07)	(0.12)

Redemption Fees	— #	— #	—	—	#	—	—	—

Net asset value, end of period	$13.07	$13.04	$11.88	$11.45		$11.19	$9.77	$10.13

Total return (b)	7.72%	15.23%	7.28%	2.32%		16.06%	(2.87)%	2.52%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$112,062	$81,816	$37,489	$12,001		$4,885	$1,014	$724
Ratio of expenses to average net assets:
After waivers (a)	1.23%	1.21%	1.26%	1.29	%(e)	1.31%	1.38%	1.45%
After waivers and fees paid indirectly (a)	1.16%	1.18%	1.21%	N/A		N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	1.23%	1.21%	1.26%	1.29	%(e)	1.31%	1.38%	1.66%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	1.84%	2.34%	0.87%	0.12	%(e)	(0.11)%	0.30%	0.68%
After waivers and fees paid indirectly (a)	1.91%	2.38%	0.92%	N/A		N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	1.84%	2.34%	0.87%	0.12	%(e)	(0.11)%	0.30%	0.47%
Portfolio turnover rate (f)	94%	227%	183%	138%		233%	184%	238%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$—	$—	**		**	**	**

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

FINANCIAL HIGHLIGHTS — (Concluded)

*	Commencement of Operations.
**	Prior to the year ended October 31, 2005, these ratios and per share amounts were not provided.
#	Per share amount is less than $0.005.
†	The total returns for Class A, Class B and Class C do not include sales charges.
(a)	Ratios for periods less than one year are annualized.
(b)	Total return for periods less than one year are not annualized.
(c)	Net investment income (loss) and capital changes per share are based on daily average shares outstanding.
(e)	Reflects overall fund ratios adjusted for class specific expenses.
(f)	Portfolio turnover rate for periods less than one year are not annualized.

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS

April 30, 2007 (Unaudited)

Note 1 Organization and Significant Accounting Policies

The Enterprise Group of Funds, Inc. (“EGF” or “Corporation”) is a Maryland corporation and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with two Funds (each a “Fund” and together the “Funds”). The investment manager to each Fund is Enterprise Capital Management, Inc. (“Enterprise” or “Manager”). The day-to-day portfolio management of each Fund is provided by an investment sub-adviser (each an “Adviser”) selected by the AXA Equitable Life Insurance Company (“AXA Equitable”).

Under the EGF’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to EGF. In addition, in the normal course of business, EGF enters into contracts with vendors and others that provide for general indemnifications. EGF’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against EGF. However, based on experience, EGF and management expect that risk of loss to be remote.

During the reporting period, each Fund had four classes of shares outstanding: Class A, Class B, Class C and Class Y. Under EGF’s multiple class distribution system, all classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the Distribution Plan.

The investment objectives of each Fund are as follows:

AXA Enterprise Growth Fund (advised by Montag & Caldwell, Inc.) — Capital appreciation.

AXA Enterprise Mergers & Acquisitions Fund (advised by GAMCO Asset Management, Inc.) — Capital appreciation.

The following is a summary of the significant accounting policies of EGF:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Valuation:

Stocks listed on national securities exchanges are valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Other unlisted stocks are valued at their last sale price or official closing price or, if no reported sale occurs during the day, at a bid price estimated by a broker. Securities listed on the NASDAQ exchange will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

Foreign securities, including foreign government securities, not traded directly, or in American Depository Receipt (ADR) or similar form in the United States, are valued at representative quoted prices from the primary exchange in the currency of the country of origin.

Short-term debt securities which mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities which mature in more than 60 days are valued at representative quoted prices.

Futures contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

THE ENTERPRISE GROUP OF FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS — (Continued)

April 30, 2007 (Unaudited)

Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date.

Other securities and assets for which market quotations are not readily available or for which valuation can not be provided, are valued at fair value under the direction of the Board of Directors (“Directors”).

Pursuant to procedures approved by the Directors, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined may be reflected, as by a method approved by the Directors, in EGF’s calculation of net asset values for each applicable Fund when EGF’s Manager deems that the particular event or circumstance would materially affect such Fund’s net asset value.

Distributions of capital gains, if any, from each of the Funds are made at least annually. Dividends from net investment income, if any, for all Funds are declared and paid at least annually. Income distributions are paid out at the class level whereas capital gains are paid out at the Fund level.

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income (including amortization of premium and accretion of discount on debt securities using the effective yield method) is accrued daily.

Realized gains and losses on the sale of investments are computed on the basis of the specific identification method of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities is presented net of deferred taxes on unrealized gains in the Statement of Assets and Liabilities.

Expenses attributable to a single Fund or class are charged to that Fund or class. Expenses of EGF not attributable to a single Fund or class are charged to each Fund or class in proportion to the average net assets of each Fund or other appropriate allocation methods. Custodian fees for the Funds are shown gross of any expense offsets, if any, for custodian balance credits on uninvested cash or for credits earned by the Funds under certain directed brokerage arrangements. The Funds may direct certain security trades to brokers who may pay a portion of the commissions for those trades to offset certain expenses of the Funds. These amounts, if any, are reported in the Statements of Operations.

All income earned and expenses incurred by each Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the daily net assets of such class, except distribution fees which are charged on a class specific basis.

Foreign Currency Valuation:

The books and records of EGF are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i)	market value of investment securities, other assets and liabilities—at the valuation date.

(ii)	purchases and sales of investment securities, income and expenses—at the date of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on securities.

Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, security payables/receivables, forward foreign currency exchange contracts and foreign cash recorded on the Fund’s books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions and foreign currency translations in the realized and unrealized gains and losses section, respectively, of the Statements of Operations. Net realized gains

THE ENTERPRISE GROUP OF FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS — (Continued)

April 30, 2007 (Unaudited)

(losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of amounts actually received or paid.

Taxes:

EGF intends to comply with the requirements of the Internal Revenue Code of 1986, as amended (“Code”) applicable to regulated investment companies and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Fund. Therefore, no Federal income tax provision is required. Dividends from net investment income are declared and distributed at least annually for all Funds. Dividends from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of the Funds to which such gains are attributable. All dividends are distributed on a tax basis and, as such, the amounts may differ from financial statement investment income and realized capital gains. Those differences are primarily due to differing book and tax treatments for deferred organization costs, forward foreign currency transactions, losses due to wash sales transactions, mark-to-market of forward contracts, mark-to-market of passive foreign investment companies and straddle transactions. In addition, short-term capital gains and foreign currency gains are treated as capital gains for accounting (book) purposes but are considered ordinary income for tax purposes. The tax composition of distributed and undistributed income and gains for the years ended October 31, 2006 and October 31, 2005, were as follows:

	Year Ended October 31, 2006				Year Ended October 31, 2005
	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains
AXA Enterprise Growth Fund	$—	$—	$—	$—	$—	$—	$—	$—
AXA Enterprise Mergers and Acquisitions Fund	13,579,921	2,935,944	27,464,458	7,887,130	4,573,632	1,250,725	13,494,334	2,935,151

Fees Paid Indirectly:

For all Funds, the Directors have approved the payment of certain EGF expenses using brokerage service arrangements. These payments are reflected on the Statements of Operations. For the six months ended April 30, 2007, certain Funds reduced expenses under these arrangements as follows:

Fund:	Amount
AXA Enterprise Growth Fund	$124,096
AXA Enterprise Mergers and Acquisitions Fund	236,439

Securities Lending:

For all Funds, the Directors have approved the lending of portfolio securities, through its custodian bank, JPMorgan Chase Bank N.A. (“JPMorgan”), acting as lending agent, to certain approved broker-dealers, in exchange for negotiated lenders’ fees. By lending investment securities, a Fund attempts to increase its net investment income through the receipt of interest on the cash equivalents held as collateral on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would be for the account of the Fund. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. Any such loan of Fund securities will be continuously secured by collateral in cash or high grade and liquid debt securities at least equal at all times to the market value of the security loaned. The securities loaned are marked to market on a daily basis to ensure the collateral is sufficient. JPMorgan will indemnify each Fund from any loss resulting

THE ENTERPRISE GROUP OF FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS — (Continued)

April 30, 2007 (Unaudited)

from a borrower’s failure to return a loaned security when due. JPMorgan invests the cash collateral on behalf of the Funds and retains a portion of the interest earned. The net amount of interest earned, after the interest rebate, is included in the Statements of Operations as securities lending income.

Illiquid Securities:

At times, the Funds may hold, up to their SEC or prospectus defined limitations, illiquid securities that they may not be able to sell at their current fair value price. Although it is expected that the fair value represents the current realizable value on disposition of such securities, there is no guarantee that the Funds will be able to do so. In addition, the Funds may incur certain costs related to the disposition of such securities. Any securities that Enterprise has deemed to be illiquid have been denoted as such in the Portfolios of Investments.

Repurchase Agreements:

The Funds may enter into repurchase agreements with qualified and Manager-approved banks, broker-dealers or other financial institutions as a means of earning a fixed rate of return on their cash reserves for periods as short as overnight. A repurchase agreement is a contract pursuant to which a Fund, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the financial institution which agrees to reacquire the securities at a mutually agreed upon time (usually one business day) and price. Each repurchase agreement entered into by a Fund will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. A Fund’s right to liquidate such securities in the event of a default by the seller could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Fund could suffer a loss.

Options Written:

The Funds may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Fund or to enhance investment performance. Certain Funds may purchase and sell exchange traded options on foreign currencies. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options that expire unexercised are recognized as gains on the expiration date. Premiums received from writing options that are exercised or are cancelled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Fund must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. By writing a covered call option, a Fund, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. A Fund also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options. The Funds, however, are not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

Short Sales Against the Box:

The Funds may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the Fund owns an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by the Fund to, for example, lock in a sale price for a security the Fund does not wish to sell immediately. The Fund will designate the segregation, either on its records or with EGF’s custodian,

THE ENTERPRISE GROUP OF FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS — (Continued)

April 30, 2007 (Unaudited)

of the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Fund bears the risk of potential inability of the broker to meet their obligation to perform.

Futures Contracts, Options on Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts:

The futures contracts and options on futures contracts used by the Funds are agreements to buy or sell a financial instrument for a set price in the future. The Funds may buy or sell futures contracts and options on futures contracts for the purpose of protecting their portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Funds’ securities or the price of securities that it intends to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and options on futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts and options on futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts and options on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Should interest rates or indices move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade.

The Funds may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward commitments”) if they designate the segregation, either on their records or with EGF’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or if they enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is risk in addition to the risk of decline in value of the Fund’s other assets. Where such purchases or sales are made through dealers, a Fund relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Fund of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

The Funds may purchase foreign currency on a spot (or cash) basis. In addition, the Funds may enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking to market.” The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions in the Statements of Operations. The Advisers may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the

THE ENTERPRISE GROUP OF FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS — (Continued)

April 30, 2007 (Unaudited)

purchase and sale of Fund securities (“transaction hedging”) and to protect the value of specific Fund positions (“position hedging”). The Funds are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Swaps:

The Funds may invest in swap contracts, which are derivatives in the form of a contract or other similar instrument which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. A Fund will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two returns. A Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with EGF’s custodian, of cash or other liquid obligations. A Fund will not enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by EGF’s Board of Directors. Swaps agreements are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Notional principal amounts are used to express the extent of involvement in these transactions, but the amount potentially subject to credit risk is much smaller. Neither of the Funds had swap contracts outstanding at April 30, 2007.

Special Valuation/Concentration Risks:

Foreign denominated assets, if any, held by the Funds, may involve risks not typically associated with domestic transactions including, but not limited to, unanticipated movements in exchange rates, the degree of government supervision and regulation of security markets and the possibility of economic instability.

The Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact to a Fund, positive or negative, than if such Fund did not concentrate its investments in such sectors.

Note 2 Management of EGF

The Funds are charged investment management fees by the Manager for furnishing advisory and administrative services. The management fees are equal to the following annual percentages of average daily net assets for each Fund:

Fund	Management Fees
	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
AXA Enterprise Growth Fund	0.730%	0.705%	0.680%	0.655%	0.630%
AXA Enterprise Mergers and Acquisitions Fund	0.880%	0.855%	0.830%	0.805%	0.780%

THE ENTERPRISE GROUP OF FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS — (Continued)

April 30, 2007 (Unaudited)

Note 3 Administrative Fees

Pursuant to a Mutual Funds Service Agreement, AXA Equitable provides EGF with certain fund accounting and compliance services. For these services, EGF pays AXA Equitable a fee at an annual rate of 0.055% of EGF’s total average daily net assets.

Pursuant to a sub-administration arrangement with AXA Equitable, J.P. Morgan Investors Services Co. (“Sub-administrator”) provides the Corporation with certain administrative services, including monitoring of fund compliance and fund accounting services.

Note 4 Custodian Fees

JPMorgan Chase Bank, N.A., an affiliate of JP Morgan Worldwide Securities Services, serves as custodian of the Funds’ portfolio securities and other assets under a Custody Agreement. The Custody Agreement provides for fees based on the amount of transactions and the asset holdings of the Funds. Under the terms of the Custody Agreement between EGF and JPMorgan, JPMorgan maintains cash, securities and other assets of the Funds. JPMorgan is also required, upon the order of the Corporation, to deliver securities held by JPMorgan, and make payments for securities purchased by the Corporation. JPMorgan has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the U.S. are maintained in the custody of these entities.

Note 5 Transfer Agent Fees

Boston Financial Data Services (“BFDS”) serves as the transfer agent for the Corporation. BFDS provides shareholder services for the Corporation. Transfer agent fees are based on per account charges, assets and other out of pocket expenses. Additional sub-transfer agent fees may be paid by the Funds to administrators of omnibus accounts, and have been included in transfer agent fees on the statements of operations.

Note 6 Distribution Plan

Enterprise Fund Distributors, Inc., (the “Distributor”) a direct wholly-owned subsidiary of Enterprise, serves as the principal underwriter for shares of EGF. EGF has adopted in the manner prescribed under Rule 12b-1 under the 1940 Act a Distributor’s Agreement and Plan of Distribution (the “Plan”). The Plan provides that each Fund pay an annual distribution fee, accrued daily and payable monthly, of 0.45% of its average daily net assets for Class A shares and 1.00% for Class B shares and Class C. Class Y shares are not included in the Plan and the Funds pay no distribution fees with respect to those shares.

The Distributor uses its distribution fee from EGF to pay expenses on behalf of EGF related to the distribution and servicing of its shares. These expenses include a distribution fee to securities dealers that enter into a sales agreement with the Distributor. For the six months ended April 30, 2007, the Funds were advised that the Distributor incurred approximate distribution fees of $209,782 payable to AXA Advisors LLC.

For the six months ended April 30, 2007, the Funds were advised that portions of EGF sales charges paid to AXA Advisors LLC, a wholly-owned subsidiary of AXA Financial, Inc. and affiliate of AXA Equitable and Enterprise, were $136,866.

The Distributor received sales charges on each Fund’s Class A shares and the proceeds of contingent deferred sales charges paid by the investor in connection with certain redemptions of each Fund’s Class B

THE ENTERPRISE GROUP OF FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS — (Continued)

April 30, 2007 (Unaudited)

and Class C shares. The Distributor has advised the Funds that for the six months ended April 30, 2007, the proceeds retained from sales and redemptions are as follows:

	Class A		Class B	Class C
	Front end Sales charge	Contingent deferred Sales charge	Contingent deferred Sales charge	Contingent deferred Sales charge
AXA Enterprise Growth Fund	$1,780	$35,473	$263,161	$15,125
AXA Enterprise Mergers and Acquisitions Fund	22,500	866	73,103	17,212

Sales loads and contingent deferred sales charges imposed on purchases and redemption of Fund shares are retained by the Corporation’s Distributors and do not represent expenses of the Funds.

Note 7 Redemption Fees

EGF charges a 2% redemption fee on exchanges or redemptions done within one month of a purchase or exchange. These redemption fees are collected and retained by the affected Fund for the benefit of the remaining shareholders and are recorded by the Fund as paid in capital. For the six months ended April 30, 2007, redemption fees charged and collected by the Funds were as follows:

	Class A	Class B	Class C	Class Y
AXA Enterprise Growth Fund	$5,609	$2,167	$—	$4,201
AXA Enterprise Mergers and Acquisitions Fund	17,193	—	2,330	116

Note 8 Expense Limitation

Pursuant to a contract, Enterprise has agreed to make payments or waive its fees to limit the expenses of each Fund through February 28, 2008 (“Expense Limitation Agreement”). Enterprise may be reimbursed the amount of any such payments and waivers in the future provided that the payments and waivers are reimbursed within three years of the payment or waiver being made and the combination of the Fund’s expense ratio and such reimbursements do not exceed the Fund’s expense ratio cap. If the actual expense ratio is less than the expense cap and Enterprise has recouped any eligible previous payments and waivers made, the Fund will be charged such lower expenses. The expenses for each Fund are currently limited to the following based on annual average daily net assets:

	Class A	Class B	Class C	Class Y
AXA Enterprise Growth Fund	1.60%	2.15%	2.15%	1.15%
AXA Enterprise Mergers and Acquisitions Fund	1.90%	2.45%	2.45%	1.45%

During the six months ended April 30, 2007, the Manager received a total of $101,556 in reimbursement for all the Funds in the Corporation. At April 30, 2007, under the Expense Limitation Agreement, the amount that would be recoverable from each Fund is as follows:

	Amount Eligible through				Total Eligible for Reimbursement
	2007	2008	2009	2010
AXA Enterprise Growth Fund	$—	$—	$481,705	$277,381	$759,086
AXA Enterprise Mergers and Acquisitions Fund	—	—	—	—	—

Note 9 Transactions with Affiliates

The Manager is a wholly-owned subsidiary of AXA Financial, Inc., the parent company of AXA Equitable. At April 30, 2007, AXA Equitable and its subsidiaries and affiliates held investments in the Funds as follows:

Percentage of Ownership
AXA Enterprise Growth Fund	0.1%

THE ENTERPRISE GROUP OF FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS — (Concluded)

April 30, 2007 (Unaudited)

Note 10 Character Adjustment

Subsequent to the close of the fiscal year ended October 31, 2006, the AXA Enterprise Mergers and Acquisitions Fund became aware of a change in the character of a distribution made by one of the Fund’s portfolio securities in the prior fiscal year. The components of net assets on the Statement of Assets and Liabilities reflect the following reclassification related to this distribution:

	Overdistributed Net Investment Income	Accumulated Net Realized Gain	Unrealized Appreciation
AXA Enterprise Mergers and Acquisitions Fund	$(3,000,000)	$313,435	$2,686,565

These adjustments had no impact on the net assets of the Fund.

Note 11 New Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109”(the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for financial statements in the first fiscal period beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. EGF has recently begun to evaluate the application of the Interpretation to the Funds, and is not in a position at this time to estimate the significance of its impact, if any, on the Funds’ financial statements.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. EGF is currently evaluating the impact the adoption of SFAS 157 will have on the Funds’ financial statement disclosures.

Note 12 Subsequent Events

AXA Financial, Inc., the parent company of ECM, the adviser for EGF, has entered into an agreement with Goldman Sachs Asset Management, L.P., to reorganize certain assets of its retail mutual fund business.

Current shareholders of the AXA Enterprise Mergers and Acquisitions Fund are not affected by this agreement or the fund reorganizations.

In connection with the agreement, in December 2006, the Board of Directors of EGF approved the reorganization of the AXA Equitable Growth Fund into the Goldman Sachs Capital Growth Fund advised by Goldman Sachs Asset Management, L.P. A shareholder meeting called for shareholders to vote on the agreement was held on May 9, 2007 and adjourned until June 7, 2007, at which time it was further adjourned. The meeting will be reconvened on September 6, 2007.

MANAGEMENT OF THE CORPORATION (UNAUDITED)

The Board of Directors has the responsibility for the overall management of the Corporation and the Funds, including general supervision and review of the Funds’ investment activities and their conformity with Delaware law and the stated policies of the Funds. The Board elects the officers of the Corporation who are responsible for administering the Corporation’s day-to-day operations. The Directors and officers of the Corporation, together with information as to their principal business occupation during the last five years, and other information are shown below.

The Directors and Officers

Name, Address and Year of Birth	Position(s) Held	Year of Election	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Complex Overseen by Director	Other Directorships
Non-Interested Parties:
Lawrence S. Kash Greenwich, CT 1941	Director	2005	From January 1998 to December 2005, Corporate Liason to all Mutual Fund Boards of The Dreyfus Corporation; from August 1994 to December 1997, The Dreyfus Corporation; from May 1993 to January 1999, President and Director of The Boston Company	2	None
William A. Mitchell, Jr., Atlanta, GA 1940	Director and Chairman	1987	Chairman Emeritus, Carter & Associates (real estate development)	2	None
Lonnie H. Pope, Macon, GA 1934	Director	1985	CEO, Longleaf Industries, Inc., (chemical manufacturing)	2	None

Interested Parties:
Steven M. Joenk New York, NY 1958	President and Chief Executive Officer, Director	2004	From July 1999 to present, Senior Vice President of AXA Financial; from September 2004 to present, President of AXA Financial’s Funds Management Group; since July 2004, chairman and president of ECM, co-chairman of EFD and a director of MONY Capital Management Inc., Matrix Private Equities, Inc., Matrix Capital Markets Group Inc., 1740 Advisors, Inc., MONY Asset Management Inc., MONY Financial Resources of the Americas Limited (Jamaica), MONY International Life Insurance Co. (Argentina), MONY Bank & Trust Company of the Americas Ltd. (Cayman Islands) and MONY Consultoria de Correlagem de Seguros Ltd. (Brazil).	111	None

Name, Address and Year of Birth	Position(s) Held	Year of Election	Principal Occupation(s) During Past 5 Years
Interested Parties: (Continued)

Patricia Louie, New York, NY 1955	Vice President and Secretary	2004	From May 2003 to present, Vice President and Associate General Counsel of AXA Financial and AXA Equitable; from July 1999 to May 2003, Vice President and counsel of AXA Financial and AXA Equitable.

Joseph J. Paolo, New York, NY 1970	Chief Compliance Officer	2004	From March 2004 to present, Vice President of AXA Financial and AXA Equitable and Chief Compliance Officer of AXA Financial’s Funds Management Group; from May 2002 to March 2004, Assistant Vice President and Compliance Director of AXA Financial and AXA Equitable; from February 2001 to May 2002, Compliance Officer, AXA Financial and AXA Equitable.

Brian E. Walsh, New York, NY 1968	Chief Financial Officer and Treasurer	June 2007	From September 2004 to May 2007, Vice President and Controller of the Corporation; from February 2003 to present, Vice President of AXA Financial and AXA Equitable; from January 2001 to February 2003, Assistant Vice President of AXA Financial and AXA Equitable; from December 1999 to January 2001, Senior Fund Administrator of AXA Financial and AXA Equitable.

James D. Kelly, New York, NY 1968	Controller	June 2007	From March 2006 to present, Assistant Vice President of AXA Financial and AXA Equitable; from July 2005 to February 2006, Assistant Treasurer, Lord Abbett & Co.; from July 2002 to June 2005, Director, Prudential Investments.

Alwi Chan, New York, NY 1974	Vice President	June 2007	From March 2007 to present, Vice President of AXA Financial and AXA Equitable; from November 2005 to May 2007, Assistant Vice President of AXA Financial and AXA Equitable; from December 2002 to November 2005, Senior Investment Analyst of AXA Equitable; from June 1999 to November 2002, Senior Financial Analyst of AXA Equitable.

Name, Address and Year of Birth	Position(s) Held	Year of Election	Principal Occupation(s) During Past 5 Years
Interested Parties: (Continued)
Patricia A. Cox, New York, NY 1958	Vice President and Anti- Money Laundering Compliance Officer	2005	From September 2001 to present, Senior Vice President of Operations for Enterprise Funds Distributors, Inc.; from May 1996 to September 2001, Vice President of Operations for Enterprise Funds Distributors, Inc.
William T. MacGregor, Esq. New York, NY 1975	Vice President and Assistant Secretary	2006	From May 2007 to present, Assistant Vice President and Counsel and from May 2006 to May 2007, Counsel of AXA Equitable; from March 2005 to April 2006, Associate Attorney, Sidley Austin LLP; from September 2003 to February 2005, Contract Attorney, Prudential Financial, Inc.; from September 2000 to April 2002, Associate Attorney, Zack Kosnitzky P.A.
David Shagawat New York, NY 1974	Assistant Anti-Money Laundering Compliance Officer	September 2005	From August 2005 to present, Associate Compliance Officer, AXA Equitable; from June 2004 to August 2005, Fiduciary Oversight Analyst, Citigroup Asset Management; from April 2002 to June 2004, Project Manager, Alliance Capital Management LP; from January 1999 to April 2002, Business Analyst, Alliance Capital Management LP

EGF—The Enterprise Group of Funds, Inc.

ECM—Enterprise Capital Management, Inc.

EFD—Enterprise Fund Distributors, Inc.

The Enterprise Group of Funds, Inc. Statement of Additional Information (SAI) includes additional information about Fund directors and is available, without charge, upon request by calling 1-800-432-4320.

PROXY VOTING INFORMATION (UNAUDITED)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling a toll-free number at 1-800-432-4320 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2006 is available (i) on the Funds’ website at www.axaenterprise.com and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

QUARTERLY FUND HOLDINGS INFORMATION (UNAUDITED)

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov and may also be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2.	Code of Ethics.

Not required.

Item 3.	Audit Committee Financial Expert.

Not required.

Item 4.	Principal Accountant Fees and Services.

Not required.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Disclosures.

(a)	The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-3(c) under the Investment Company Act of 1940.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	The registrant’s code of ethics required by Item 2 – not required.

(a)(2)	Certifications required by Item 11(a)(2) are filed herewith.

(a)(3)	Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – not applicable.

(b)	Certifications required by Item 11(b) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Enterprise Group of Funds, Inc.

/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
June 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven M. Joenk
Steven M. Joenk
Chief Executive Officer
June 30, 2007

/s/ Brian Walsh
Brian Walsh
Chief Financial Officer
June 30, 2007